SCHEDULE OF MATURITIES OF LOAN PAYABLE (Details)	Sep. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 10,739
2027	46,963
Thereafter	415,864
Total bank borrowings repayments	$ 473,566